LOANS (Schedule of Risk Category of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 300,198	$ 179,085	$ 177,539	$ 182,086
Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	285,516	173,217	171,409	176,970
Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,980	3,214	3,331	1,799
Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,653	2,654	2,799	3,317
Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	49
Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
One to four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	175,833	135,243	132,462	141,307
One to four Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	167,473	130,408	127,376	137,968
One to four Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,910	3,176	3,290	954
One to four Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,450	1,659	1,796	2,385
One to four Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
One to four Family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,992	889	1,020	985
Multi-family [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,835	889	1,020	985
Multi-family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
Multi-family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	157
Multi-family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
Multi-family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Commercial real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	57,552	17,321	16,763	16,333
Commercial real estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	54,520	16,861	16,302	14,654
Commercial real estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0			810
Commercial real estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,032	460	461	869
Commercial real estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
Commercial real estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Construction and land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,071	2,176	3,840	3,095
Construction and land [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,190	1,668	3,409	3,095
Construction and land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
Construction and land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	832	508	431
Construction and land [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	49
Construction and land [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	26,191	5,641	5,509	4,895
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	24,045	5,641	5,509	4,895
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,026
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,120
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
Commercial and Industrial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Home equity loans and lines of credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,885	5,953	5,872	5,911
Home equity loans and lines of credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,834	5,914	5,832	5,874
Home equity loans and lines of credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	31	33	34	15
Home equity loans and lines of credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	20	6	6	22
Home equity loans and lines of credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
Home equity loans and lines of credit [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Motor vehicle [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,495	8,902	9,015	6,968
Motor vehicle [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,457	8,876	8,983	6,907
Motor vehicle [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	13	5	7	20
Motor vehicle [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	25	21	25	41
Motor vehicle [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
Motor vehicle [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,179	2,960	3,058	2,592
Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,162	2,960	2,978	2,592
Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	17		80
Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0
Other [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total